Commitments and Contingent Liabilities (Details Narrative) (10-K) € in Thousands		1 Months Ended			9 Months Ended	12 Months Ended
	Apr. 25, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 EUR (€)	Jul. 31, 2016 USD ($)	Sep. 30, 2020	Dec. 31, 2019
Lease expiration date					Dec. 31, 2020	Dec. 31, 2020
Lease expiration date description						The Company's Israeli subsidiary has a lease agreement for a facility in Israel, which expires on December 31, 2020 with an option to extend the agreement for two additional years until December 31, 2022 under the terms stipulated in the agreement (the Option Period).
Law suit seeking damages, description		In July 2019, a former distributor filed a suit seeking damages from the Company's subsidiary for pre-paid goods subject to the voluntary field action (from April 2014) amounting to €1,830,000 (which is approximately $2.0 million), or alternatively €1,024,000 (which is approximately $1.1 million).	In July 2019, a former distributor filed a suit seeking damages from the Company's subsidiary for pre-paid goods subject to the voluntary field action (from April 2014) amounting to €1,830,000 (which is approximately $2.0 million), or alternatively €1,024,000 (which is approximately $1.1 million).
Research and Development Expense [Member]
Increase in provision amount	$ 354,000
Former Distributor [Member]
Law suit seeking damages		$ 2,000,000
Law suit seeking damages, description		In July 2019, a former distributor filed a suit seeking damages from the Company's subsidiary for pre-paid goods subject to the voluntary field action (from April 2014) amounting to €1,830,000 (which is approximately $2.0 million), or alternatively €1,024,000 (which is approximately $1.2 million).	In July 2019, a former distributor filed a suit seeking damages from the Company's subsidiary for pre-paid goods subject to the voluntary field action (from April 2014) amounting to €1,830,000 (which is approximately $2.0 million), or alternatively €1,024,000 (which is approximately $1.2 million).
Former Distributor [Member] | Euro [Member]
Law suit seeking damages | €			€ 1,830
Maximum amount of claim | €			€ 1,830
InspireMD GmbH [Member] | Former Service Provider [Member]
Law suit seeking damages				$ 1,967,822
Plaintiff amount				$ 600,000